Cover	Oct. 24, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 24, 2023
Entity File Number	000-56060
Entity Registrant Name	BlueOne Card, Inc.
Entity Central Index Key	0001496690
Entity Tax Identification Number	26-0478989
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4695 MacArthur Court
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Newport Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92660
City Area Code	800
Local Phone Number	210-9755
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false